CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	Total Alibaba Group Holding Limited shareholders' equity (deficits) IPO CNY (¥)	Total Alibaba Group Holding Limited shareholders' equity (deficits) CNY (¥)	Ordinary Shares IPO shares	Ordinary Shares CNY (¥) shares	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gain (loss) on available-for-sale securities, interest rate swaps and others CNY (¥)	Retained earnings (Accumulated deficits) CNY (¥)	Noncontrolling interest CNY (¥)	IPO CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2014		¥ 29,338		¥ 1		¥ 27,043	¥ 0	¥ 0	¥ (540)	¥ 2,474	¥ (1,144)	¥ 321	¥ 1,183	¥ 1,079			¥ 30,417
Balance (in shares) at Mar. 31, 2014 | shares				2,226,810,660
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		59									49	10		(7)			52
Net change in unrealized gains on available-for-sale securities		3,089										3,089					3,089
Change in fair value of interest rate swaps under hedge accounting		(36)										(36)					(36)
Share of other comprehensive income of equity method investees		13										13					13
Net income for the year		24,261											24,261	63			24,324
Liquidation and deconsolidation of subsidiaries										(26)			26	(378)			(378)
Acquisition of subsidiaries		3,782				3,782								10,897			14,679
Acquisition of subsidiaries (in shares) | shares				8,876,755
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		676				516			160								676
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares				20,240,334
Repurchase and retirement of ordinary shares		(256)				(13)			6				(249)				(256)
Repurchase and retirement of ordinary shares (in shares) | shares				(892,859)
Deemed disposals of partial interest in subsidiaries arising from exercise or vesting of share-based awards		(7)				(7)								17			10
Repurchase from, net of subscription, by noncontrolling interest for Partner Capital Investment Plan		(37)							(37)					(86)			(123)
Redemption of treasury shares granted for Senior Management Share Incentive Scheme		15				15								(15)
Capital injection from noncontrolling interests														174			174
Amortization of compensation cost		12,659				12,659								291			12,950
Issuance of ordinary shares	¥ 61,536				¥ 61,536										¥ 61,536
Issuance of ordinary shares (in shares) | shares			149,220,834
Excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and related amortization		166				1,318		(1,152)									166
Conversion of convertible preferred shares		10,293				10,293											10,293
Conversion of convertible preferred shares (In shares) | shares				91,243,312
Accretion to convertible preferred shareholders		(15)											(15)				(15)
Dividend to convertible preferred shareholders		(97)											(97)				(97)
Dividend declared by consolidated subsidiaries to noncontrolling interests														(61)			(61)
Appropriation to statutory reserves										267			(267)
Balance at Mar. 31, 2015		145,439		¥ 1		117,142	0	(1,152)	(411)	2,715	(1,095)	3,397	24,842	11,974			157,413
Balance (in shares) at Mar. 31, 2015 | shares				2,495,499,036
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		240							(16)		24	232		56			296
Net change in unrealized gains on available-for-sale securities		1,368										1,368					1,368
Change in fair value of forward exchange contracts under hedge accounting		(168)										(168)					(168)
Share of other comprehensive income of equity method investees		65										65					65
Net income for the year		71,460											71,460	(158)			71,302
Liquidation and deconsolidation of subsidiaries		21									21			(10,849)			(10,828)
Acquisition of subsidiaries														31,409			31,409
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		774				519			255								774
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares				25,016,386
Repurchase and retirement of ordinary shares		(19,795)				(2,774)							(17,021)				(19,795)
Repurchase and retirement of ordinary shares (in shares) | shares				(46,587,563)
Acquisition of additional shares of consolidated subsidiaries		(30)				(30)											(30)
Redemption of treasury shares granted for Senior Management Share Incentive Scheme		13				13								(13)
Capital injection from noncontrolling interests														56			56
Amortization of compensation cost		16,434				16,434								80			16,514
Tax benefits from share-based awards		725				725											725
Amortization of excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and others		441				177		264									441
Dividend declared by consolidated subsidiaries to noncontrolling interests														(3)			(3)
Appropriation to statutory reserves										529			(529)
Balance at Mar. 31, 2016		216,987		¥ 1		132,206	0	(888)	(172)	3,244	(1,050)	4,894	78,752	32,552			¥ 249,539
Balance (in shares) at Mar. 31, 2016 | shares				2,473,927,859												2,473,927,859	2,473,927,859
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		(2,307)							(17)		(2,612)	322		99			¥ (2,208)
Net change in unrealized gains on available-for-sale securities		2,105										2,105				$ 306	2,105
Share of additional paid-in capital and other comprehensive income of equity method investees		2,199				1,419						780					2,199
Change in fair value of forward exchange contracts under hedge accounting		169										169				25	169
Change in fair value of interest rate swaps under hedge accounting		433										433				63	433
Share of other comprehensive income of equity method investees																113	780
Net income for the year		43,675											43,675	(488)			43,187
Liquidation and deconsolidation of subsidiaries		44									44						44
Acquisition of subsidiaries														9,209			9,209
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		701				575			126								701
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares				56,165,655
Repurchase and retirement of ordinary shares		(13,182)				(149)							(13,033)				(13,182)
Repurchase and retirement of ordinary shares (in shares) | shares				(27,054,014)
Acquisition of additional shares of consolidated subsidiaries		110				110								(450)			(340)
Deemed disposals of partial interest in subsidiaries arising from exercise or vesting of share-based awards		100				100								(58)			42
Redemption of treasury shares granted for Senior Management Share Incentive Scheme		13				13								(13)
Capital injection from noncontrolling interests														1,079			1,079
Amortization of compensation cost		15,610				15,610								487			16,097
Tax benefits from share-based awards		689				689											689
Issuance of ordinary shares		11,189				14,012	(2,823)										11,189
Issuance of ordinary shares (in shares) | shares				26,324,689
Amortization of excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and others		264						264									264
Exercise of right of subscription by noncontrolling interest for Partner Capital Investment Plan														100			100
Dividend declared by consolidated subsidiaries to noncontrolling interests														(187)			(187)
Appropriation to statutory reserves										836			(836)
Balance at Mar. 31, 2017		¥ 278,799		¥ 1		¥ 164,585	¥ (2,823)	¥ (624)	¥ (63)	¥ 4,080	¥ (3,618)	¥ 8,703	¥ 108,558	¥ 42,330		$ 46,654	¥ 321,129
Balance (in shares) at Mar. 31, 2017 | shares				2,529,364,189												2,529,364,189	2,529,364,189